Submission	Sep. 25, 2024
Submission [Line Items]
Central Index Key	0000896493
Registrant Name	Hyperscale Data, Inc.
Registration File Number	333-281109
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES